PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 95,158	$ 25,414